Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Information about Operating Results and Assets for Each Segment
Information about operating results and assets for each segment as of and for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Millions of yen

	Printing	Imaging	Medical	Industrial	Others and Corporate	Eliminations	Consolidated

2022:
Net sales:
External customers	2,255,402	803,057	513,028	320,817	139,110	—	4,031,414
Intersegment	6,536	423	303	8,415	83,911	(99,588)	—

Total	2,261,938	803,480	513,331	329,232	223,021	(99,588)	4,031,414
Operating cost and expenses	2,049,964	676,850	482,326	271,213	296,399	(98,737)	3,678,015

Operating profit	211,974	126,630	31,005	58,019	(73,378)	(851)	353,399
Other income (deductions)	13,806	1,403	890	1,194	(12,147)	(6,105)	(959)

Income before income taxes	225,780	128,033	31,895	59,213	(85,525)	(6,956)	352,440

Total assets	1,224,187	349,338	356,799	233,969	2,952,891	(21,654)	5,095,530
Depreciation and amortization	72,946	20,374	13,418	12,195	107,559	—	226,492
Capital expenditures	66,550	17,841	11,956	15,271	71,673	—	183,291

2021:
Net sales:
External customers	1,934,012	651,494	480,029	328,164	119,658	—	3,513,357
Intersegment	4,835	2,038	333	9,557	66,935	(83,698)	—

Total	1,938,847	653,532	480,362	337,721	186,593	(83,698)	3,513,357
Operating cost and expenses	1,713,154	574,814	450,942	292,854	282,643	(82,968)	3,231,439

Operating profit	225,693	78,718	29,420	44,867	(96,050)	(730)	281,918
Other income (deductions)	7,259	(256)	4,876	434	14,978	(6,503)	20,788

Income before income taxes	232,952	78,462	34,296	45,301	(81,072)	(7,233)	302,706

Total assets	1,009,922	236,143	311,247	212,156	2,999,754	(18,334)	4,750,888
Depreciation and amortization	69,549	21,840	12,435	11,193	106,229	—	221,246
Capital expenditures	63,609	12,069	11,888	10,127	81,307	—	179,000

2020:
Net sales:
External customers	1,800,898	539,560	435,368	271,149	113,268	—	3,160,243
Intersegment	3,529	1,754	706	5,657	55,872	(67,518)	—

Total	1,804,427	541,314	436,074	276,806	169,140	(67,518)	3,160,243
Operating cost and expenses	1,657,319	535,584	410,830	249,346	265,576	(68,959)	3,049,696

Operating profit	147,108	5,730	25,244	27,460	(96,436)	1,441	110,547
Other income (deductions)	5,076	(778)	300	677	15,645	(1,187)	19,733

Income before income taxes	152,184	4,952	25,544	28,137	(80,791)	254	130,280

Total assets	913,931	239,605	286,749	239,992	2,963,532	(18,195)	4,625,614
Depreciation and amortization	69,725	22,201	11,781	12,266	111,852	—	227,825
Capital expenditures	56,613	12,540	7,244	8,082	77,248	—	161,727

Product Sales to External Customers for Each Segment
Information about sales by product and service to external customers for each segment for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Millions of yen
	2022	2021	2020

Printing
Office multifunction devices	570,175	477,000	455,357
Office others	320,713	279,366	267,123

Office	890,888	756,366	722,480
Laser printers	647,192	560,159	502,157
Inkjet printers and Others	355,270	328,932	326,041

Prosumer	1,002,462	889,091	828,198
Production	362,052	288,555	250,220

Total	2,255,402	1,934,012	1,800,898
Imaging
Cameras	509,464	432,885	347,240
Network cameras and Others	293,593	218,609	192,320

Total	803,057	651,494	539,560
Medical
Diagnostic equipment	513,028	480,029	435,368

Industrial
Optical equipment	240,332	215,890	144,387
Industrial equipment	80,485	112,274	126,762

Total	320,817	328,164	271,149
Others and Corporate	139,110	119,658	113,268

Consolidated	4,031,414	3,513,357	3,160,243

Information by Major Geographic Area
Information by major geographic area as of and for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Millions of yen

	2022	2021	2020

Net sales:
Japan	864,808	830,378	806,305
Americas	1,255,405	968,839	852,451
Europe	1,034,008	894,898	795,616
Asia and Oceania	877,193	819,242	705,871

Total	4,031,414	3,513,357	3,160,243

Long-lived assets:
Japan	953,140	986,638	1,011,109
Americas	167,968	152,137	133,648
Europe	173,774	158,297	175,516
Asia and Oceania	139,021	141,915	143,265

Total	1,433,903	1,438,987	1,463,538